Business Combination - Schedule of Allocation of Total Purchase Consideration (Details) - IDoc Virtual Telehealth Solutions, Inc [Member]	Jun. 24, 2024 USD ($)
Business Combination - Schedule of Allocation of Total Purchase Consideration (Details) [Line Items]
Total purchase price consideration, net of cash acquired of $29,123	$ 68,907,052
Estimated fair value of assets acquired:
Accounts receivable, net	532,982
Due from related party	992,746
Note receivable, related party	245,500
Prepaid expenses and other current assets	164,661
Right-of-use assets	695,417
Fixed assets	839,785
Total assets acquired	15,571,091
Estimated fair value of liabilities assumed:
Accounts payable, accrued expenses and other current liabilities	2,560,775
Line of credit and notes payable	2,516,345
Lease liabilities - operating	430,359
Lease liabilities - finance	736,624
Deferred tax liabilities	1,746,782
Total liabilities assumed	8,255,943
Goodwill	61,591,904
Customer Relationships [Member]
Estimated fair value of assets acquired:
Intangible assets	2,100,000
Developed Technology Rights [Member]
Estimated fair value of assets acquired:
Intangible assets	10,000,000
Related Party [Member]
Estimated fair value of liabilities assumed:
Lease liabilities - operating	$ 265,058